Organization and Business Operation (Details) - USD ($)																				3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 11, 2025	Apr. 11, 2025	Mar. 31, 2025	Mar. 20, 2025	Jan. 24, 2025	Oct. 02, 2024	Aug. 30, 2024	Aug. 09, 2024	Jul. 10, 2024	Apr. 02, 2024	Feb. 22, 2024	Dec. 29, 2023	Oct. 12, 2023	Oct. 11, 2023	Jul. 18, 2023	Apr. 12, 2023	Apr. 11, 2023	Apr. 12, 2022	Apr. 11, 2022	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 11, 2025	Jul. 23, 2025	Jun. 11, 2025	May 09, 2025	Apr. 02, 2025	Mar. 21, 2025	Mar. 11, 2025	Feb. 11, 2025	Jan. 11, 2025	Jan. 06, 2025	Sep. 30, 2024	Jul. 11, 2024	Jul. 13, 2023	Jul. 11, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.00001													$ 0.00001			$ 0.00001		$ 0.00001
Per public share (in Dollars per share)							$ 1.24
Agreed to purchase (in Shares)							40,000,000
Other offering costs																									$ 6,000,000	$ 0
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value (in Dollars per share)																												$ 0.00001
Subsequent Event [Member] | Extension Scilex Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposit																																	$ 45,191
Denali Capital Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary share (in Shares)																			1
Sale of stock price per share (in Dollars per share)																			$ 10	$ 10			$ 10		$ 10
Deposited into trust account																										150,000												$ 50,000	$ 825,000
Deposit								$ 2,624												$ 123,107			$ 123,107		$ 75,292										$ 45,191			$ 300,000
Interest on bank deposit																					3.50%				3.50%
Assets held in trust account									$ 43,400,000					$ 40,500,000											$ 16,868
Redemption percentage									100.00%
Convertible promissory note principal amount									$ 180,000
Amount of drawable from capital									164,963
Percentage of aggregate fair market value of asset			80.00%																		80.00%				80.00%
Company owns or acquires percentage			50.00%																		50.00%				50.00%
Minimum net tangible assets upon consummation of business combination														$ 5,000,001									5,000,001		$ 5,000,001
Interest																				28,345		$ 23,059	55,319	$ 44,362	96,242	36,909
Obligation to redeem Public Shares		100.00%
Total consideration																							2,500,000,000		2,500,000,000
Equity value																				2,500,000,000			2,500,000,000		2,500,000,000
Shares of common stock (in Shares)							300,000
Net proceeds																										825,000
Cash held in trust account																			$ 1,515,795	126			126		16,868	204,464
Cash and Investments held in trust																				548,318			548,318		9,021,005	$ 50,477,963
Working capital deficit																				8,254,807			8,254,807		7,530,216
Working capital loan																				$ 1,500,000			1,500,000		1,500,000
Convertible promissory notes																																								$ 825,000
Additional aggregate amount					$ 591,800					$ 186,800
Maximum limit amount					2,000,000					1,200,000		$ 1,000,000
Required payment percentage																																								100.00%
Interest expense																							$ 78,224		$ 58,586
Borrowed interest percentage																				4.80%			4.80%		4.80%
Minimum value											$ 50,000,000
Revenue						$ 50,000,000					50,000,000
Minimum balance amount			$ 50,000,000			$ 50,000,000					$ 50,000,000
Underwriting fees																							$ 2,887,500		$ 2,887,500
Publicly held shares (in Shares)																															1,100,000
Additional amount			100,000																		$ 100,000
Denali Capital Acquisition Corp [Member] | Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposited into trust account									$ 20,000
Trust account percentage																50.00%
Public price per share (in Dollars per share)									$ 0.02
Deposit		$ 2,624																		$ 123,107			123,107														$ 75,292
Initial principal balance								15,064	$ 180,000												412,500				412,500
Principal amount								180,000												$ 1,275,000			1,275,000		1,275,000
Remaining drawable amount								164,936
Working capital loan			1,200,000																		1,200,000				1,200,000
Issuance of convertible debt										$ 825,000							$ 825,000
Aggregate amount												$ 430,000	$ 430,000		$ 430,000
Convertible promissory notes																																					$ 565,700
Note payable																																$ 1
Denali Capital Acquisition Corp [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Public price per share (in Dollars per share)									$ 11.47					$ 10.92
Interest																							$ 100,000		100,000
Denali Capital Acquisition Corp [Member] | Convertible Promissory Note 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial principal balance									$ 15,037
Principal amount									15,037					$ 50,000
Working capital loan			$ 15,037																		$ 15,037				$ 15,037
Principal amount of debt									164,963					400,000
Payment to debt														$ 400,000
Denali Capital Acquisition Corp [Member] | Stockholder Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of capital rate																					55.00%				55.00%
Denali Capital Acquisition Corp [Member] | Extension Scilex Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount								180,000
Principal amount of debt								164,936
Initial principal balance								$ 15,064
Denali Capital Acquisition Corp [Member] | Public Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant issued (in Shares)																			1
Denali Capital Acquisition Corp [Member] | Business Combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Per public share (in Dollars per share)			$ 10.2																		$ 10.2				$ 10.2
Denali Capital Acquisition Corp [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share (in Dollars per share)																			$ 10
Trust account percentage																50.00%
Public price per share (in Dollars per share)																				$ 10			$ 10		10
Initial principal balance									15,037
Remaining drawable amount									164,963														$ 164,963
Per public share (in Dollars per share)			$ 10.2																		$ 10.2				$ 10.2
Unsecured promissory note																		$ 25,000
Unsecured promissory note repaid amount																		$ 400,000
Working capital loan			$ 1,408,200																		$ 1,408,200				$ 1,408,200
Denali Capital Acquisition Corp [Member] | Sponsor [Member] | Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trust account percentage																50.00%
Initial principal balance																	$ 825,000
Working capital loan			1,574,970																		1,574,970				1,408,200
Convertible promissory notes																				$ 412,500			$ 412,500		412,500
Denali Capital Acquisition Corp [Member] | Sponsor [Member] | Convertible Promissory Note 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount									$ 180,000
Denali Capital Acquisition Corp [Member] | Founder Share Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.0001
Denali Capital Acquisition Corp [Member] | Third Restated Note [Member] | Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount			2,000,000																		$ 2,000,000				$ 2,000,000
Denali Capital Acquisition Corp [Member] | FutureTech [Member] | Convertible Promissory Note 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount														$ 450,000
Denali Capital Acquisition Corp [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposit		1,750
Assets held in trust account		$ 8,600,000
Redemption percentage		100.00%
Initial principal balance					591,800
Maximum limit amount					$ 2,000,000
Minimum balance amount			$ 50,000,000
Public Price Per Share		$ 0.02
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				100.00%
Trust account to payment	$ 1,750	$ 8,600,000
Redemption Price Per Shares	$ 1	$ 12.17
Stock Redeemed or Called During Period, Shares		43,739
Denali Capital Acquisition Corp [Member] | Subsequent Event [Member] | Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Public price per share (in Dollars per share)		$ 0.02
Deposit	$ 874.78	$ 1,750																									$ 874.78		$ 874.78	$ 1,750
Denali Capital Acquisition Corp [Member] | Subsequent Event [Member] | Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Public price per share (in Dollars per share)		$ 12.17
Denali Capital Acquisition Corp [Member] | Subsequent Event [Member] | Third Extension Meeting [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		100.00%
Denali Capital Acquisition Corp [Member] | Subsequent Event [Member] | Extension Scilex Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposit		$ 1,750																															$ 45,191	$ 45,191		$ 45,191
Denali Capital Acquisition Corp [Member] | Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value (in Dollars per share)																				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Exercise price, per share (in Dollars per share)																				$ 11.5			$ 11.5		11.5
Sale of stock price per share (in Dollars per share)			$ 12																		$ 12				$ 12
Ordinary shares, subject to possible redemption shares																				43,739			43,739		751,837	4,537,829
Denali Capital Acquisition Corp [Member] | Class A Ordinary Shares | Public Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant issued (in Shares)																			1
Denali Capital Acquisition Corp [Member] | Class A Ordinary Shares | Business Combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.0001
Denali Capital Acquisition Corp [Member] | Class A Ordinary Shares | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised		708,098
Denali Capital Acquisition Corp [Member] | Class B Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value (in Dollars per share)																				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Sale of stock price per share (in Dollars per share)							$ 0.0001
Sale of stock (in Shares)							500,000
Number of shares issued units (in Shares)																							500,000		500,000
Per public share (in Dollars per share)							$ 0.0001
Agreed to purchase (in Shares)							500,000
Aggregate consideration to purchase							$ 2,000,000
Denali Capital Acquisition Corp [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued (in Shares)																			8,250,000
Sale of stock (in Shares)																			510,000
Transaction costs																			$ 5,105,315
Underwriting fees																			1,650,000
Deferred underwriting fee payable																			2,887,500
Held in trust																			84,150,000
Deposited into trust account																$ 825,000
Number of shares issued units (in Shares)														3,712,171
Other offering costs																			$ 567,815
Number of units sold (in Shares)																			510,000
Denali Capital Acquisition Corp [Member] | IPO [Member] | Business Combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Per public share (in Dollars per share)			$ 10.2																		$ 10.2				$ 10.2
Denali Capital Acquisition Corp [Member] | IPO [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transaction costs																			$ 5,105,315
Underwriting fees																			1,650,000
Deferred underwriting fee payable																			2,887,500
Other offering costs																			567,815
Other offering costs																			567,815
Underwriting fees																			$ 1,650,000
Denali Capital Acquisition Corp [Member] | IPO [Member] | Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary share (in Shares)																			1
Denali Capital Acquisition Corp [Member] | Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued (in Shares)																			750,000
Sale of stock (in Shares)																			30,000
Number of units sold (in Shares)																			30,000
Denali Capital Acquisition Corp [Member] | Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share (in Dollars per share)																			$ 10
Public price per share (in Dollars per share)																																						$ 0.03
Ordinary shares, subject to possible redemption shares									751,837					4,537,829
Public shares exercised									$ 3,785,992
Denali Capital Acquisition Corp [Member] | Public Shares [Member] | Public Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds																			$ 82,500,000
Denali Capital Acquisition Corp [Member] | Public Shares [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price, per share (in Dollars per share)																			$ 11.5
Denali Capital Acquisition Corp [Member] | Public Shares [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, subject to possible redemption shares		43,739
Public shares exercised		$ 708,098
Denali Capital Acquisition Corp [Member] | Public Shares [Member] | Class A Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value (in Dollars per share)																			$ 0.0001
Warrant issued (in Shares)																			1
Denali Capital Acquisition Corp [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds																			$ 84,150,000
Denali Capital Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from private placement																			$ 5,100,000